Manning & Napier Fund, Inc.
290 Woodcliff Drive
Fairport, NY 14450

January 30, 2007

Filing Room
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Manning & Napier Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j)
Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative  Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas  Series.

Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated February 2, 2007 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 57, which was filed electronically under Accession Number 0000751173-07-000006 on January 29, 2007.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Jodi L. Hedberg

Jodi L. Hedberg
Corporate Secretary